John Hancock Disciplined Value International Select ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
John Hancock Disciplined Value International Select ETF | None or SAME
Prospectus [Line Items]
Annual Return [Percent]	42.73%	0.63%